S000076781 [Member] Expense Example - iShares Investment Grade Corporate Bond BuyWrite Strategy ETF - iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 431